Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 139	$ 151
Investment in debt securities	29	27
Non-current investments	168	178
Investment in debt securities	221	67
Current investments	$ 221	$ 67